Leases (Details) - Schedule of weighted average remaining lease terms and discount rates for all operating leases	Mar. 31, 2021	Mar. 31, 2020
Schedule of weighted average remaining lease terms and discount rates for all operating leases [Abstract]
Weighted average remaining lease term (years)	1 year 83 days	2 years 69 days
Weighted average discount rate	8.64%	8.64%